Background (Details) - USD ($) $ / shares in Units, $ in Millions			6 Months Ended
	Feb. 02, 2021	Sep. 14, 2020	Jun. 30, 2021
Background [Abstract]
Initial public offering unit	4,819,277
Price per share unit	4.15
Gross proceeds (in Dollars)	$ 17.0
Exercise price per share (in Dollars per share)	$ 4.15
Additional purchase share	722,891
Additional warrants share	722,891
Warrant offering per share (in Dollars per share)	$ 0.01
Warrant purchase common share	722,891
Warrants issued (in Dollars per share)	$ 4.15
Accumulated deficit (in Dollars)			$ 34.4
Operating loss (in Dollars)			4.6
Cash and cash equivalents (in Dollars)			$ 7.1
Stock split of its issued		On September 14, 2020, the Company filed an amendment to its Articles of Incorporation and effected a 5,000-for-1 stock split of its issued and outstanding common shares, CHF 0.02 ($0.02) par value, whereby 1,392 outstanding Company’s common shares were exchanged for 6,960,000 of the Company’s common shares.